UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Allspring Variable Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 5 of its series: Allspring VT Discovery All Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund, Allspring VT Index Asset Allocation Fund, Allspring VT Opportunity Fund and Allspring VT Small Cap Growth Fund.

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

VT Discovery All Cap Growth Fund

June 30, 2026

Class 1

This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$53,236,094
# of portfolio holdings	68
Portfolio turnover rate	39%
Total advisory fees paid	$127,210

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.0
Industrials	22.6
Communication services	10.8
Consumer discretionary	10.2
Health care	8.8
Financials	2.8
Consumer staples	2.5
Energy	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	9.5
Alphabet, Inc. Class A	7.4
Broadcom, Inc.	5.4
Apple, Inc.	4.3
Amazon.com, Inc.	4.2
KLA Corp.	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.7
Eli Lilly & Co.	2.2
UL Solutions, Inc. Class A	2.1
Carpenter Technology Corp.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0578 06-26

Semi-Annual Shareholder Report

VT Discovery All Cap Growth Fund

June 30, 2026

Class 2

This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$53,236,094
# of portfolio holdings	68
Portfolio turnover rate	39%
Total advisory fees paid	$127,210

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	41.0
Industrials	22.6
Communication services	10.8
Consumer discretionary	10.2
Health care	8.8
Financials	2.8
Consumer staples	2.5
Energy	1.3

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	9.5
Alphabet, Inc. Class A	7.4
Broadcom, Inc.	5.4
Apple, Inc.	4.3
Amazon.com, Inc.	4.2
KLA Corp.	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.7
Eli Lilly & Co.	2.2
UL Solutions, Inc. Class A	2.1
Carpenter Technology Corp.	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0568 06-26

Semi-Annual Shareholder Report

VT Discovery SMID Cap Growth Fund

June 30, 2026

Class 2

This semi-annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$62	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$159,795,117
# of portfolio holdings	77
Portfolio turnover rate	58%
Total advisory fees paid	$529,274

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	32.9
Information technology	23.5
Health care	22.6
Consumer discretionary	11.5
Financials	4.3
Utilities	2.1
Real estate	1.6
Communication services	1.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Carpenter Technology Corp.	3.0
Guardant Health, Inc.	2.5
MACOM Technology Solutions Holdings, Inc.	2.5
Viavi Solutions, Inc.	2.5
Affirm Holdings, Inc.	2.3
Modine Manufacturing Co.	2.2
Talen Energy Corp.	2.1
Xometry, Inc. Class A	2.0
Casella Waste Systems, Inc. Class A	2.0
Liberty Live Holdings, Inc. Class C	1.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3221 06-26

Semi-Annual Shareholder Report

June 30, 2026

VT Index Asset Allocation Fund

Class 2

This semi-annual shareholder report contains important information about VT Index Asset Allocation Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$68,661,339
# of portfolio holdings	597
Portfolio turnover rate	7%
Total advisory fees paid	$168,910

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	4.5
Apple, Inc.	3.9
Microsoft Corp.	2.6
Amazon.com, Inc.	2.2
Alphabet, Inc. Class A	1.9
U.S. Treasury Notes, 4.38%, 5‑15‑2034	1.7
U.S. Treasury Notes, 0.50%, 10‑31‑2027	1.7
U.S. Treasury Notes, 0.63%, 5‑15‑2030	1.7
U.S. Treasury Notes, 1.38%, 10‑31‑2028	1.7
Broadcom, Inc.	1.6

VT Index Asset Allocation Fund

Semi-Annual Shareholder Report | June 30, 2026

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Table Summary
Information technology	38.0
Financials	11.8
Communication services	9.7
Consumer discretionary	9.3
Industrials	8.9
Health care	8.9
Consumer staples	4.6
Energy	3.0
Utilities	2.2
Real estate	1.8
Materials	1.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
1-3 years	40.6
3-5 years	18.7
5-10 years	20.1
10-20 years	20.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0360 06-26

Semi-Annual Shareholder Report

VT Opportunity Fund

June 30, 2026

Class 1

This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$160,588,360
# of portfolio holdings	75
Portfolio turnover rate	23%
Total advisory fees paid	$474,981

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.3
Industrials	13.8
Financials	12.4
Communication services	11.3
Consumer discretionary	10.1
Health care	9.7
Utilities	2.6
Real estate	1.9
Materials	1.9
Energy	1.6
Consumer staples	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	6.5
Amazon.com, Inc.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.7
Microsoft Corp.	4.6
Meta Platforms, Inc. Class A	3.6
Texas Instruments, Inc.	2.7
Broadcom, Inc.	2.7
Mastercard, Inc. Class A	2.6
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3020 06-26

Semi-Annual Shareholder Report

VT Opportunity Fund

June 30, 2026

Class 2

This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$160,588,360
# of portfolio holdings	75
Portfolio turnover rate	23%
Total advisory fees paid	$474,981

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.3
Industrials	13.8
Financials	12.4
Communication services	11.3
Consumer discretionary	10.1
Health care	9.7
Utilities	2.6
Real estate	1.9
Materials	1.9
Energy	1.6
Consumer staples	1.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Alphabet, Inc. Class C	6.5
Amazon.com, Inc.	5.7
Apple, Inc.	4.9
NVIDIA Corp.	4.7
Microsoft Corp.	4.6
Meta Platforms, Inc. Class A	3.6
Texas Instruments, Inc.	2.7
Broadcom, Inc.	2.7
Mastercard, Inc. Class A	2.6
Regal Rexnord Corp.	2.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3222 06-26

Semi-Annual Shareholder Report

VT Small Cap Growth Fund

June 30, 2026

Class 1

This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$51	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$335,164,370
# of portfolio holdings	86
Portfolio turnover rate	37%
Total advisory fees paid	$1,170,408

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	35.8
Information technology	24.2
Health care	23.9
Financials	6.5
Consumer discretionary	4.3
Consumer staples	3.0
Utilities	1.8
Energy	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Modine Manufacturing Co.	2.4
Semtech Corp.	2.3
Construction Partners, Inc. Class A	2.3
Ligand Pharmaceuticals, Inc.	2.2
Legence Corp. Class A	2.1
BrightSpring Health Services, Inc.	2.1
Glaukos Corp.	2.1
Casella Waste Systems, Inc. Class A	2.1
Guardant Health, Inc.	2.1
Xometry, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3003 06-26

Semi-Annual Shareholder Report

VT Small Cap Growth Fund

June 30, 2026

Class 2

This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$65	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$335,164,370
# of portfolio holdings	86
Portfolio turnover rate	37%
Total advisory fees paid	$1,170,408

What did the Fund invest in?

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	35.8
Information technology	24.2
Health care	23.9
Financials	6.5
Consumer discretionary	4.3
Consumer staples	3.0
Utilities	1.8
Energy	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Modine Manufacturing Co.	2.4
Semtech Corp.	2.3
Construction Partners, Inc. Class A	2.3
Ligand Pharmaceuticals, Inc.	2.2
Legence Corp. Class A	2.1
BrightSpring Health Services, Inc.	2.1
Glaukos Corp.	2.1
Casella Waste Systems, Inc. Class A	2.1
Guardant Health, Inc.	2.1
Xometry, Inc. Class A	2.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0475 06-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring VT Discovery All Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2026

Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.10%
Communication services: 10.67%
Diversified telecommunication services: 0.15%
Space Exploration Technologies Corp. Class A†	472	$80,646
Entertainment: 3.16%
Live Nation Entertainment, Inc.†	4,224	773,457
Netflix, Inc.†	711	50,765
Spotify Technology SA†	265	121,670
TKO Group Holdings, Inc. Class A	3,646	733,976
		1,679,868
Interactive media & services: 7.36%
Alphabet, Inc. Class A	10,964	3,918,204
Consumer discretionary: 10.14%
Automobiles: 1.19%
Ferrari NV	1,698	632,148
Broadline retail: 4.24%
Amazon.com, Inc.†	9,459	2,254,458
Hotels, restaurants & leisure: 2.25%
Cava Group, Inc.†	4,433	347,902
DoorDash, Inc. Class A†	1,012	186,744
Starbucks Corp.	6,508	665,053
		1,199,699
Specialty retail: 1.35%
Carvana Co. Class A†	5,425	357,074
O’Reilly Automotive, Inc.†	3,944	363,203
		720,277
Textiles, apparel & luxury goods: 1.11%
Amer Sports, Inc.†	6,614	223,818
Deckers Outdoor Corp.†	3,692	366,578
		590,396
Consumer staples: 2.49%
Consumer staples distribution & retail: 2.49%
Costco Wholesale Corp.	672	628,636
Walmart, Inc.	6,149	696,436
		1,325,072
Energy: 1.32%
Oil, gas & consumable fuels: 1.32%
Williams Cos., Inc.	9,494	705,784
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Financials: 2.82%
Capital markets: 1.57%
Interactive Brokers Group, Inc. Class A	4,705	$409,523
Morgan Stanley	2,038	426,024
		835,547
Financial services: 1.25%
Affirm Holdings, Inc.†	5,555	453,010
Mastercard, Inc. Class A	414	212,630
		665,640
Health care: 8.67%
Biotechnology: 3.06%
argenx SE ADR†	673	624,389
BridgeBio Pharma, Inc.†	4,724	351,844
Natera, Inc.†	2,398	650,937
		1,627,170
Health care equipment & supplies: 1.05%
Edwards Lifesciences Corp.†	6,200	560,852
Health care providers & services: 0.29%
Guardant Health, Inc.†	1,013	151,980
Pharmaceuticals: 4.27%
AstraZeneca PLC	3,407	646,035
Elanco Animal Health, Inc.†	17,945	441,627
Eli Lilly & Co.	989	1,186,236
		2,273,898
Industrials: 22.36%
Aerospace & defense: 6.58%
Axon Enterprise, Inc.†	858	481,003
Carpenter Technology Corp.	1,742	1,074,535
Curtiss-Wright Corp.	918	695,624
General Electric Co.	2,807	1,049,060
Kratos Defense & Security Solutions, Inc.†	4,038	201,335
		3,501,557
Building products: 2.53%
Johnson Controls International PLC	6,661	973,239
Modine Manufacturing Co.†	1,404	374,896
		1,348,135
Commercial services & supplies: 0.72%
Cintas Corp.	2,268	385,742
Construction & engineering: 4.68%
Comfort Systems USA, Inc.	489	969,174
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Construction & engineering(continued)
Construction Partners, Inc. Class A†	4,186	$497,171
Quanta Services, Inc.	1,427	1,027,497
		2,493,842
Electrical equipment: 4.29%
Bloom Energy Corp. Class A†	2,144	648,989
Rockwell Automation, Inc.	1,174	581,224
Vertiv Holdings Co. Class A	3,152	1,055,352
		2,285,565
Ground transportation: 0.93%
XPO, Inc.†	2,406	493,928
Machinery: 0.55%
Symbotic, Inc. Class A†	6,498	292,085
Professional services: 2.08%
UL Solutions, Inc. Class A	10,847	1,104,875
Information technology: 40.63%
Communications equipment: 2.91%
Arista Networks, Inc.†	4,344	737,959
Lumentum Holdings, Inc.†	404	346,656
Nokia Oyj ADR	35,069	465,716
		1,550,331
Electronic equipment, instruments & components: 1.15%
Flex Ltd.†	3,776	611,977
IT services: 3.26%
Akamai Technologies, Inc.†	2,643	312,429
Cloudflare, Inc. Class A†	3,124	766,255
Shopify, Inc. Class A†	2,361	269,579
Twilio, Inc. Class A†	1,874	386,662
		1,734,925
Semiconductors & semiconductor equipment: 25.80%
Broadcom, Inc.	7,540	2,848,235
KLA Corp.	5,070	1,529,670
Micron Technology, Inc.	720	831,089
Monolithic Power Systems, Inc.	530	732,651
NVIDIA Corp.	25,396	5,081,485
STMicroelectronics NV	8,000	599,120
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,044	1,453,723
Tower Semiconductor Ltd.†	2,528	658,898
		13,734,871
Software: 0.17%
Microsoft Corp.	244	91,017
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 7.34%
Apple, Inc.	7,994	$2,313,144
Sandisk Corp.†	389	884,481
Seagate Technology Holdings PLC	736	710,240
		3,907,865
Total common stocks (Cost $34,762,670)		52,758,354

		Yield
Short-term investments: 0.93%
Investment companies: 0.93%
Allspring Government Money Market Fund Select Class♠∞		3.57%	492,244	492,244
Total short-term investments (Cost $492,244)				492,244
Total investments in securities (Cost $35,254,914)	100.03%			53,250,598
Other assets and liabilities, net	(0.03)			(14,504)
Total net assets	100.00%			$53,236,094

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,811,221	$8,472,102	$(9,791,079)	$0	$0	$492,244	492,244	$18,691
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $34,762,670)	$52,758,354
Investments in affiliated securities, at value (cost $492,244)	492,244
Cash	16
Receivable for investments sold	60,651
Receivable for dividends	14,261
Receivable for Fund shares sold	3,275
Prepaid expenses and other assets	4,255
Total assets	53,333,056
Liabilities
Payable for Fund shares redeemed	35,032
Professional fees payable	27,726
Management fee payable	22,556
Distribution fee payable	6,294
Administration fees payable	3,455
Accrued expenses and other liabilities	1,899
Total liabilities	96,962
Total net assets	$53,236,094
Net assets consist of
Paid-in capital	$14,769,666
Total distributable earnings	38,466,428
Total net assets	$53,236,094
Computation of net asset value per share
Net assets–Class 1	$19,572,336
Shares outstanding–Class 1[1]	796,228
Net asset value per share–Class 1	$24.58
Net assets–Class 2	$33,663,758
Shares outstanding–Class 2[1]	1,510,502
Net asset value per share–Class 2	$22.29
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery All Cap Growth Fund

Statement of operations—six months ended June 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,539)	$110,369
Income from affiliated securities	18,691
Interest	222
Total investment income	129,282
Expenses
Management fee	150,768
Administration fees
Class 1	7,406
Class 2	12,696
Distribution fee
Class 2	36,553
Custody and accounting fees	3,530
Professional fees	21,955
Registration fees	12
Shareholder report expenses	10,301
Trustees’ fees and expenses	4,504
Other fees and expenses	3,966
Total expenses	251,691
Less: Fee waivers and/or expense reimbursements
Fund-level	(23,558)
Net expenses	228,133
Net investment loss	(98,851)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	4,075,546
Net change in unrealized gains (losses) on investments	(544,135)
Net realized and unrealized gains (losses) on investments	3,531,411
Net increase in net assets resulting from operations	$3,432,560
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2026 (unaudited)		Year ended December 31, 2025
Operations
Net investment loss		$(98,851)		$(302,289)
Net realized gains on investments		4,075,546		16,811,267
Net change in unrealized gains (losses) on investments		(544,135)		(6,735,933)
Net increase in net assets resulting from operations		3,432,560		9,773,045
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(11,305,471)
Class 2		0		(11,600,738)
Total distributions to shareholders		0		(22,906,209)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	19,793	445,681	42,990	1,125,187
Class 2	43,074	883,223	30,195	714,775
		1,328,904		1,839,962
Reinvestment of distributions
Class 1	0	0	512,488	11,305,471
Class 2	0	0	578,879	11,600,738
		0		22,906,209
Payment for shares redeemed
Class 1	(70,344)	(1,592,977)	(870,735)	(20,589,308)
Class 2	(115,912)	(2,422,271)	(292,259)	(7,311,979)
		(4,015,248)		(27,901,287)
Net decrease in net assets resulting from capital share transactions		(2,686,344)		(3,155,116)
Total increase (decrease) in net assets		746,216		(16,288,280)
Net assets
Beginning of period		52,489,878		68,778,158
End of period		$53,236,094		$52,489,878
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery All Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 1		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.98	$29.25	$25.29	$20.88	$43.70	$42.28
Net investment loss	(0.03)[1]	(0.08)[1]	(0.08)[1]	(0.04)[1]	(0.08)[1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	1.63	4.19	5.35	6.88	(15.54)	6.43
Total from investment operations	1.60	4.11	5.27	6.84	(15.62)	6.24
Distributions to shareholders from
Net realized gains	0.00	(10.38)	(1.31)	(2.43)	(7.20)	(4.82)
Net asset value, end of period	$24.58	$22.98	$29.25	$25.29	$20.88	$43.70
Total return[2]	6.96%	15.53%	21.35%	33.50%	(37.04)%	15.27%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.79%	0.82%	0.87%	0.84%	0.78%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.24)%	(0.33)%	(0.30)%	(0.19)%	(0.29)%	(0.43)%
Supplemental data
Portfolio turnover rate	39%	70%	79%	30%	22%	25%
Net assets, end of period (000s omitted)	$19,572	$19,460	$33,987	$32,121	$26,748	$48,949

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery All Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.86	$27.47	$23.89	$19.87	$41.69	$40.43
Net investment loss	(0.05)[1]	(0.14)[1]	(0.15)[1]	(0.10)[1]	(0.14)[1]	(0.28)
Net realized and unrealized gains (losses) on investments	1.48	3.91	5.04	6.55	(14.82)	6.14
Total from investment operations	1.43	3.77	4.89	6.45	(14.96)	5.86
Distributions to shareholders from
Net realized gains	0.00	(10.38)	(1.31)	(2.43)	(6.86)	(4.60)
Net asset value, end of period	$22.29	$20.86	$27.47	$23.89	$19.87	$41.69
Total return[2]	6.86%	15.27%	21.00%	33.17%	(37.20)%	14.97%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.02%	1.04%	1.10%	1.04%	1.02%
Net expenses	1.00%	1.00%	1.00%	1.00%	0.98%	1.00%
Net investment loss	(0.49)%	(0.59)%	(0.56)%	(0.44)%	(0.51)%	(0.68)%
Supplemental data
Portfolio turnover rate	39%	70%	79%	30%	22%	25%
Net assets, end of period (000s omitted)	$33,664	$33,030	$34,791	$38,230	$33,614	$59,888

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery All Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring VT Discovery All Cap Growth Fund | 11

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $35,364,056 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,741,397
Gross unrealized losses	(854,855)
Net unrealized gains	$17,886,542
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,678,718	$0	$0	$5,678,718
Consumer discretionary	5,396,978	0	0	5,396,978
Consumer staples	1,325,072	0	0	1,325,072
Energy	705,784	0	0	705,784
Financials	1,501,187	0	0	1,501,187
Health care	4,613,900	0	0	4,613,900
Industrials	11,905,729	0	0	11,905,729
Information technology	21,630,986	0	0	21,630,986
Short-term investments
Investment companies	492,244	0	0	492,244
Total assets	$53,250,598	$0	$0	$53,250,598
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
12 | Allspring VT Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $1 billion	0.500
Next $2 billion	0.475
Next $1 billion	0.450
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2026, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2026.
Allspring VT Discovery All Cap Growth Fund | 13

Notes to financial statements (unaudited)
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2026 were $19,539,216 and $20,925,877, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Discovery All Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery All Cap Growth Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Discovery All Cap Growth Fund | 17

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for all periods under review, except the five-year period. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Growth Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.

18 | Allspring VT Discovery All Cap Growth Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Discovery All Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0578 06-26

Allspring VT Discovery SMID Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2026

Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.95%
Communication services: 1.43%
Entertainment: 1.43%
TKO Group Holdings, Inc. Class A	11,374	$2,289,700
Consumer discretionary: 11.33%
Broadline retail: 0.79%
MercadoLibre, Inc.†	743	1,261,161
Diversified consumer services: 1.93%
Liberty Live Holdings, Inc. Class C†	29,237	3,088,596
Hotels, restaurants & leisure: 6.83%
Cava Group, Inc.†	25,746	2,020,546
Dutch Bros, Inc. Class A†	33,183	2,382,871
Hyatt Hotels Corp. Class A	13,136	2,546,282
Viking Holdings Ltd.†	19,146	2,004,012
Wyndham Hotels & Resorts, Inc.	23,243	1,957,293
		10,911,004
Household durables: 0.99%
SharkNinja, Inc.†	10,336	1,573,863
Specialty retail: 0.79%
Burlington Stores, Inc.†	4,001	1,267,517
Financials: 4.15%
Capital markets: 1.81%
Marex Group PLC	20,866	1,271,783
Miami International Holdings, Inc.†	43,813	1,628,091
		2,899,874
Financial services: 2.34%
Affirm Holdings, Inc.†	45,761	3,731,809
Health care: 22.16%
Biotechnology: 8.09%
Ascendis Pharma AS ADR†	7,928	2,114,556
BridgeBio Pharma, Inc.†	17,935	1,335,799
Krystal Biotech, Inc.†	2,630	977,492
Madrigal Pharmaceuticals, Inc.†	2,179	1,170,014
Natera, Inc.†	7,354	1,996,243
Neurocrine Biosciences, Inc.†	9,661	1,628,217
TG Therapeutics, Inc.†	14,817	814,046
Twist Bioscience Corp.†	21,116	2,172,414
Xenon Pharmaceuticals, Inc.†	11,781	711,101
		12,919,882
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 2.74%
Glaukos Corp.†	18,136	$2,534,687
iRhythm Holdings, Inc.†	15,483	1,841,703
		4,376,390
Health care providers & services: 7.62%
Alignment Healthcare, Inc.†	58,205	1,385,861
BrightSpring Health Services, Inc.†	30,926	2,156,779
Encompass Health Corp.	14,240	1,439,379
Guardant Health, Inc.†	26,854	4,028,906
RadNet, Inc.†	30,070	1,854,417
Tenet Healthcare Corp.†	6,981	1,306,006
		12,171,348
Life sciences tools & services: 0.43%
Repligen Corp.†	5,090	694,480
Pharmaceuticals: 3.28%
Axsome Therapeutics, Inc.†	4,322	1,057,896
Elanco Animal Health, Inc.†	66,366	1,633,267
Teva Pharmaceutical Industries Ltd. ADR†	75,402	2,554,620
		5,245,783
Industrials: 32.28%
Aerospace & defense: 9.44%
ATI, Inc.†	10,468	2,063,243
Axon Enterprise, Inc.†	2,870	1,608,951
Carpenter Technology Corp.	7,767	4,790,996
Curtiss-Wright Corp.	3,549	2,689,290
Mercury Systems, Inc.†	25,222	3,085,407
York Space Systems, Inc.†	34,648	853,034
		15,090,921
Building products: 2.19%
Modine Manufacturing Co.†	13,109	3,500,365
Commercial services & supplies: 3.36%
Casella Waste Systems, Inc. Class A†	32,420	3,143,768
RB Global, Inc.	19,074	2,221,167
		5,364,935
Construction & engineering: 4.99%
Argan, Inc.	3,730	2,978,592
Construction Partners, Inc. Class A†	24,455	2,904,520
Legence Corp. Class A†	24,456	2,084,385
		7,967,497
Electrical equipment: 1.00%
Bloom Energy Corp. Class A†	5,291	1,601,586
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Ground transportation: 2.42%
Saia, Inc.†	4,743	$1,997,562
XPO, Inc.†	9,085	1,865,059
		3,862,621
Machinery: 2.66%
Federal Signal Corp.	9,388	1,206,264
RBC Bearings, Inc.†	4,724	3,042,540
		4,248,804
Professional services: 1.29%
UL Solutions, Inc. Class A	20,252	2,062,869
Trading companies & distributors: 4.93%
Applied Industrial Technologies, Inc.	6,844	2,314,299
Herc Holdings, Inc.	7,791	1,116,762
SiteOne Landscape Supply, Inc.†	10,706	1,224,873
Xometry, Inc. Class A†	33,401	3,223,864
		7,879,798
Information technology: 22.92%
Communications equipment: 2.50%
Viavi Solutions, Inc.†	83,607	3,992,234
Electronic equipment, instruments & components: 5.73%
Fabrinet†	3,097	1,740,762
Novanta, Inc.†	2,702	438,372
Novanta, Inc. London Stock Exchange†	17,979	2,916,913
Teledyne Technologies, Inc.†	2,720	1,813,968
TTM Technologies, Inc.†	12,007	2,245,549
		9,155,564
IT services: 4.24%
Akamai Technologies, Inc.†	6,460	763,637
DigitalOcean Holdings, Inc.†	11,382	1,787,316
MongoDB, Inc. Class A†	5,129	1,722,831
Twilio, Inc. Class A†	12,098	2,496,180
		6,769,964
Semiconductors & semiconductor equipment: 9.58%
FormFactor, Inc.†	13,805	2,207,834
Impinj, Inc.†	8,065	1,155,150
MACOM Technology Solutions Holdings, Inc.†	10,500	3,993,885
Monolithic Power Systems, Inc.	1,131	1,563,449
Qnity Electronics, Inc.	15,707	2,565,110
SiTime Corp.†	3,407	2,540,123
Ultra Clean Holdings, Inc.†	9,058	1,291,580
		15,317,131
Software: 0.87%
Terawulf, Inc.†	56,106	1,385,818
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Real estate: 1.59%
Real estate management & development: 1.59%
Jones Lang LaSalle, Inc.†	8,219	$2,547,479
Utilities: 2.09%
Independent power and renewable electricity producers: 2.09%
Talen Energy Corp.†	8,700	3,343,062
Total common stocks (Cost $112,694,191)		156,522,055

		Yield
Short-term investments: 2.28%
Investment companies: 2.28%
Allspring Government Money Market Fund Select Class♠∞		3.57%	3,636,367	3,636,367
Total short-term investments (Cost $3,636,367)				3,636,367
Total investments in securities (Cost $116,330,558)	100.23%			160,158,422
Other assets and liabilities, net	(0.23)			(363,305)
Total net assets	100.00%			$159,795,117

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,342,012	$21,773,030	$(20,478,675)	$0	$0	$3,636,367	3,636,367	$26,302
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $112,694,191)	$156,522,055
Investments in affiliated securities, at value (cost $3,636,367)	3,636,367
Cash	2
Receivable for investments sold	4,081,017
Receivable for dividends	7,469
Receivable for Fund shares sold	2,382
Prepaid expenses and other assets	1,723
Total assets	164,251,015
Liabilities
Payable for investments purchased	4,234,875
Management fee payable	95,155
Payable for Fund shares redeemed	58,761
Distribution fee payable	31,464
Administration fee payable	10,150
Accrued expenses and other liabilities	25,493
Total liabilities	4,455,898
Total net assets	$159,795,117
Net assets consist of
Paid-in capital	$96,974,089
Total distributable earnings	62,821,028
Total net assets	$159,795,117
Computation of net asset value per share
Net assets - Class 2	$159,795,117
Shares outstanding - Class 2[1]	5,239,753
Net asset value per share - Class 2	$30.50
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Discovery SMID Cap Growth Fund

Statement of operations—six months ended June 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,840)	$94,283
Income from affiliated securities	26,302
Interest	725
Total investment income	121,310
Expenses
Management fee	529,274
Administration fee - Class 2	56,456
Distribution fee - Class 2	175,583
Custody and accounting fees	4,225
Professional fees	18,675
Registration fees	12
Shareholder report expenses	5,553
Trustees’ fees and expenses	4,872
Other fees and expenses	3,948
Total expenses	798,598
Net investment loss	(677,288)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	11,777,566
Net change in unrealized gains (losses) on investments	16,656,756
Net realized and unrealized gains (losses) on investments	28,434,322
Net increase in net assets resulting from operations	$27,757,034
The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2026 (unaudited)		Year ended December 31, 2025
Operations
Net investment loss		$(677,288)		$(1,231,085)
Net realized gains on investments		11,777,566		8,493,992
Net change in unrealized gains (losses) on investments		16,656,756		187,810
Net increase in net assets resulting from operations		27,757,034		7,450,717
Distributions to shareholders from
Net investment income and net realized gains - Class 2		0		(1,005,193)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	64,651	1,691,322	269,861	6,125,739
Reinvestment of distributions - Class 2	0	0	41,012	1,005,193
Payment for shares redeemed - Class 2	(332,686)	(8,937,989)	(776,195)	(18,640,353)
Net decrease in net assets resulting from capital share transactions		(7,246,667)		(11,509,421)
Total increase (decrease) in net assets		20,510,367		(5,063,897)
Net assets
Beginning of period		139,284,750		144,348,647
End of period		$159,795,117		$139,284,750
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Discovery SMID Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.29	$24.17	$20.46	$17.03	$42.74	$48.73
Net investment loss	(0.13)[1]	(0.22)[1]	(0.19)[1]	(0.13)[1]	(0.18)	(0.48)
Net realized and unrealized gains (losses) on investments	5.34	1.52	3.90	3.56	(15.32)	(1.89)
Total from investment operations	5.21	1.30	3.71	3.43	(15.50)	(2.37)
Distributions to shareholders from
Net realized gains	0.00	(0.18)	0.00	0.00	(10.21)	(3.62)
Net asset value, end of period	$30.50	$25.29	$24.17	$20.46	$17.03	$42.74
Total return[2]	20.60%	5.39%	18.13%	20.14%	(37.85)%	(5.04)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.13%	1.15%	1.16%	1.16%	1.13%
Net expenses	1.13%	1.13%	1.14%	1.14%	1.15%	1.13%
Net investment loss	(0.95)%	(0.88)%	(0.85)%	(0.68)%	(0.91)%	(1.03)%
Supplemental data
Portfolio turnover rate	58%	73%	63%	53%	51%	57%
Net assets, end of period (000s omitted)	$159,795	$139,285	$144,349	$136,504	$127,243	$220,823

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Discovery SMID Cap Growth Fund | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
10 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $116,900,172 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$45,595,103
Gross unrealized losses	(2,336,853)
Net unrealized gains	$43,258,250
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,289,700	$0	$0	$2,289,700
Consumer discretionary	18,102,141	0	0	18,102,141
Financials	6,631,683	0	0	6,631,683
Health care	35,407,883	0	0	35,407,883
Industrials	51,579,396	0	0	51,579,396
Information technology	36,620,711	0	0	36,620,711
Real estate	2,547,479	0	0	2,547,479
Utilities	3,343,062	0	0	3,343,062
Short-term investments
Investment companies	3,636,367	0	0	3,636,367
Total assets	$160,158,422	$0	$0	$160,158,422
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring VT Discovery SMID Cap Growth Fund | 11

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.750%
Next $500 million	0.700
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2026, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2027 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2026 were $81,904,970 and $91,308,429, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
12 | Allspring VT Discovery SMID Cap Growth Fund

Notes to financial statements (unaudited)
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring VT Discovery SMID Cap Growth Fund | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring VT Discovery SMID Cap Growth Fund | 15

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Discovery SMID Cap Growth Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

16 | Allspring VT Discovery SMID Cap Growth Fund

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the three- and ten-year periods under review, and lower than the average investment performance of the Universe for the one- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2500® Growth Index, for the three-year period under review, in range of the investment performance of its benchmark index for the ten-year period under review, and lower than the investment performance of its benchmark index for the one- and five-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the three-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was equal to the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rate with the average contractual investment management fee rates of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Group. The Board noted that the Management Rate of the Fund was in range of the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring VT Discovery SMID Cap Growth Fund | 17

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

18 | Allspring VT Discovery SMID Cap Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3221 06-26

Allspring VT Index Asset Allocation Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2026

Allspring VT Index Asset Allocation Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 59.43%
Communication services: 5.75%
Diversified telecommunication services: 0.38%
AT&T, Inc.	4,399	$91,059
Comcast Corp. Class A	2,255	55,360
Verizon Communications, Inc.	2,643	111,905
		258,324
Entertainment: 0.61%
Electronic Arts, Inc.	143	29,321
Live Nation Entertainment, Inc.†	100	18,311
Netflix, Inc.†	2,666	190,352
Take-Two Interactive Software, Inc.†	110	27,498
TKO Group Holdings, Inc. Class A	40	8,052
Walt Disney Co.	1,099	105,779
Warner Bros Discovery, Inc.†	1,569	41,830
		421,143
Interactive media & services: 4.61%
Alphabet, Inc. Class A	3,712	1,326,558
Alphabet, Inc. Class C	2,992	1,057,163
Meta Platforms, Inc. Class A	1,390	782,973
		3,166,694
Media: 0.08%
Charter Communications, Inc. Class A†	53	7,537
EchoStar Corp. Class A†	86	8,729
Fox Corp. Class A	126	6,572
Fox Corp. Class B	88	4,122
News Corp. Class A	231	5,736
News Corp. Class B	76	2,133
Omnicom Group, Inc.	180	13,109
Paramount Skydance Corp. Class B	200	1,972
The Trade Desk, Inc. Class A†	270	4,882
		54,792
Wireless telecommunication services: 0.07%
T-Mobile U.S., Inc.	295	49,480
Consumer discretionary: 5.54%
Automobile components: 0.01%
Aptiv PLC†	134	8,225
Automobiles: 1.21%
Ford Motor Co.	2,478	34,444
General Motors Co.	571	44,013
Tesla, Inc.†	1,782	749,509
		827,966
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Broadline retail: 2.20%
Amazon.com, Inc.†	6,197	$1,476,993
eBay, Inc.	281	31,402
		1,508,395
Distributors: 0.01%
Genuine Parts Co.	87	10,264
Hotels, restaurants & leisure: 0.96%
Airbnb, Inc. Class A†	265	37,921
Booking Holdings, Inc.	491	87,516
Carnival Corp. Ltd.	814	23,256
Chipotle Mexican Grill, Inc. Class A†	812	27,608
Darden Restaurants, Inc.	73	15,039
Domino’s Pizza, Inc.	19	5,625
DoorDash, Inc. Class A†	240	44,287
Expedia Group, Inc.	72	18,423
Hilton Worldwide Holdings, Inc.	144	47,586
Las Vegas Sands Corp.	189	8,730
Marriott International, Inc. Class A	139	51,512
McDonald’s Corp.	450	121,639
MGM Resorts International†	121	5,785
Norwegian Cruise Line Holdings Ltd.†	291	6,143
Royal Caribbean Cruises Ltd.	158	50,170
Starbucks Corp.	721	73,679
Wynn Resorts Ltd.	53	5,146
Yum! Brands, Inc.	174	27,816
		657,881
Household durables: 0.14%
D.R. Horton, Inc.	167	27,201
Garmin Ltd.	104	24,704
Lennar Corp. Class A	136	12,307
NVR, Inc.†	2	13,627
PulteGroup, Inc.	121	16,602
		94,441
Leisure products: 0.01%
Hasbro, Inc.	85	7,020
Specialty retail: 0.89%
AutoZone, Inc.†	10	31,959
Best Buy Co., Inc.	124	9,409
Carvana Co. Class A†	453	29,817
Home Depot, Inc.	631	222,541
Lowe’s Cos., Inc.	355	78,274
O’Reilly Automotive, Inc.†	525	48,347
Ross Stores, Inc.	204	43,421
TJX Cos., Inc.	700	106,050
Tractor Supply Co.	332	10,495
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Specialty retail(continued)
Ulta Beauty, Inc.†	28	$12,627
Williams-Sonoma, Inc.	75	17,483
		610,423
Textiles, apparel & luxury goods: 0.11%
Deckers Outdoor Corp.†	90	8,936
lululemon athletica, Inc.†	66	7,536
NIKE, Inc. Class B	759	31,157
Ralph Lauren Corp. Class A	24	9,634
Tapestry, Inc.	128	18,737
		76,000
Consumer staples: 2.71%
Beverages: 0.59%
Brown-Forman Corp. Class B	107	2,852
Coca-Cola Co.	2,451	199,193
Constellation Brands, Inc. Class A	88	12,240
Keurig Dr Pepper, Inc.	861	28,180
Molson Coors Beverage Co. Class B	102	3,974
Monster Beverage Corp.†	452	43,446
PepsiCo, Inc.	865	117,121
		407,006
Consumer staples distribution & retail: 1.03%
Casey’s General Stores, Inc.	23	18,280
Costco Wholesale Corp.	281	262,867
Dollar General Corp.	139	16,000
Dollar Tree, Inc.†	115	13,909
Kroger Co.	359	19,935
Sysco Corp.	303	25,325
Target Corp.	288	37,616
Walmart, Inc.	2,775	314,297
		708,229
Food products: 0.22%
Archer-Daniels-Midland Co.	305	23,302
Bunge Global SA	86	9,179
General Mills, Inc.	338	11,762
Hershey Co.	94	16,492
Hormel Foods Corp.	185	4,592
J.M. Smucker Co.	68	7,650
Kraft Heinz Co.	540	12,755
McCormick & Co., Inc.	161	8,117
Mondelez International, Inc. Class A	813	47,024
Tyson Foods, Inc. Class A	179	10,248
		151,121
Household products: 0.45%
Church & Dwight Co., Inc.	150	14,532
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Household products(continued)
Clorox Co.	77	$7,349
Colgate-Palmolive Co.	507	46,482
Kimberly-Clark Corp.	210	23,052
Procter & Gamble Co.	1,474	216,147
		307,562
Personal care products: 0.05%
Estee Lauder Cos., Inc. Class A	157	12,395
Kenvue, Inc.	1,215	23,219
		35,614
Tobacco: 0.37%
Altria Group, Inc.	1,057	76,051
Philip Morris International, Inc.	987	178,558
		254,609
Energy: 1.77%
Energy equipment & services: 0.14%
Baker Hughes Co. Class A	628	34,854
Halliburton Co.	529	17,960
SLB Ltd.	946	43,979
		96,793
Oil, gas & consumable fuels: 1.63%
APA Corp.	224	7,296
Chevron Corp.	1,185	196,425
ConocoPhillips	771	80,153
Devon Energy Corp.	730	30,164
Diamondback Energy, Inc.	123	21,621
EOG Resources, Inc.	337	43,719
EQT Corp.	396	21,055
Expand Energy Corp.	151	13,770
Exxon Mobil Corp.	2,624	358,753
Kinder Morgan, Inc.	1,239	39,611
Marathon Petroleum Corp.	185	47,299
Occidental Petroleum Corp.	460	22,342
ONEOK, Inc.	399	34,689
Phillips 66	254	42,939
Targa Resources Corp.	136	36,467
Texas Pacific Land Corp.	37	16,193
Valero Energy Corp.	188	48,963
Williams Cos., Inc.	774	57,539
		1,118,998
Financials: 6.99%
Banks: 2.02%
Bank of America Corp.	4,133	235,498
Citigroup, Inc.	1,080	151,157
Citizens Financial Group, Inc.	268	18,779
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Banks(continued)
Fifth Third Bancorp	574	$32,356
Huntington Bancshares, Inc.	1,283	22,747
JPMorgan Chase & Co.	1,696	555,152
KeyCorp	583	13,438
M&T Bank Corp.	93	22,135
PNC Financial Services Group, Inc.	254	62,540
Regions Financial Corp.	540	16,308
Truist Financial Corp.	789	39,308
U.S. Bancorp	983	59,373
Wells Fargo & Co.	1,937	160,074
		1,388,865
Capital markets: 1.76%
Ameriprise Financial, Inc.	57	26,149
Ares Management Corp. Class A	134	14,916
Bank of New York Mellon Corp.	435	62,905
BlackRock, Inc.	91	87,502
Blackstone, Inc.	470	55,305
Cboe Global Markets, Inc.	66	16,016
Charles Schwab Corp.	1,035	95,500
CME Group, Inc.	229	50,570
Coinbase Global, Inc. Class A†	141	20,613
FactSet Research Systems, Inc.	23	5,292
Franklin Resources, Inc.	194	6,454
Goldman Sachs Group, Inc.	187	189,126
Interactive Brokers Group, Inc. Class A	282	24,545
Intercontinental Exchange, Inc.	358	44,073
Invesco Ltd.	281	7,416
KKR & Co., Inc.	438	40,200
Moody’s Corp.	95	43,028
Morgan Stanley	759	158,661
MSCI, Inc. Class A	46	25,762
Nasdaq, Inc.	283	22,306
Northern Trust Corp.	117	20,339
Raymond James Financial, Inc.	110	16,723
Robinhood Markets, Inc. Class A†	501	50,240
S&P Global, Inc.	192	78,194
State Street Corp.	175	29,680
T. Rowe Price Group, Inc.	136	15,462
		1,206,977
Consumer finance: 0.31%
American Express Co.	337	113,990
Capital One Financial Corp.	394	79,044
Synchrony Financial	213	16,199
		209,233
Financial services: 1.96%
Apollo Global Management, Inc.	292	34,546
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Financial services(continued)
Berkshire Hathaway, Inc. Class B†	1,161	$580,953
Block, Inc.†	339	25,764
Corpay, Inc.†	41	13,664
Fidelity National Information Services, Inc.	327	12,714
Fiserv, Inc.†	338	16,579
Global Payments, Inc.	147	10,666
Hologic, Inc.♦†	152	0
Jack Henry & Associates, Inc.	45	6,198
Mastercard, Inc. Class A	511	262,450
PayPal Holdings, Inc.	558	24,094
Visa, Inc. Class A	1,051	360,588
		1,348,216
Insurance: 0.94%
Aflac, Inc.	290	34,003
Allstate Corp.	163	38,784
American International Group, Inc.	336	25,042
Aon PLC Class A	135	44,778
Arch Capital Group Ltd.†	220	21,353
Arthur J Gallagher & Co.	163	37,420
Assurant, Inc.	31	8,324
Brown & Brown, Inc.	185	11,868
Chubb Ltd.	228	77,689
Cincinnati Financial Corp.	98	18,144
Erie Indemnity Co. Class A	16	3,836
Everest Group Ltd.	25	8,931
Globe Life, Inc.	49	8,755
Hartford Insurance Group, Inc.	174	23,058
Loews Corp.	107	12,113
Marsh & McLennan Cos., Inc.	305	50,834
MetLife, Inc.	342	28,937
Principal Financial Group, Inc.	124	13,365
Progressive Corp.	370	80,827
Prudential Financial, Inc.	220	23,745
Travelers Cos., Inc.	135	44,566
W.R. Berkley Corp.	186	13,119
Willis Towers Watson PLC	60	15,682
		645,173
Health care: 5.28%
Biotechnology: 0.98%
AbbVie, Inc.	1,118	281,333
Amgen, Inc.	342	123,845
Biogen, Inc.†	93	20,094
Gilead Sciences, Inc.	786	99,303
Incyte Corp.†	106	12,016
Moderna, Inc.†	224	15,687
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Biotechnology(continued)
Regeneron Pharmaceuticals, Inc.	63	$39,283
Vertex Pharmaceuticals, Inc.†	161	79,974
		671,535
Health care equipment & supplies: 0.82%
Abbott Laboratories	1,103	100,086
Align Technology, Inc.†	42	7,084
Baxter International, Inc.	327	6,972
Becton Dickinson & Co.	174	26,332
Boston Scientific Corp.†	941	40,162
Cooper Cos., Inc.†	124	8,892
DexCom, Inc.†	244	16,433
Edwards Lifesciences Corp.†	365	33,018
GE HealthCare Technologies, Inc.	288	18,435
IDEXX Laboratories, Inc.†	50	26,322
Insulet Corp.†	44	6,699
Intuitive Surgical, Inc.†	224	89,080
Medtronic PLC	813	63,601
ResMed, Inc.	92	17,929
Solventum Corp.†	93	7,175
STERIS PLC	62	13,055
Stryker Corp.	218	68,635
Zimmer Biomet Holdings, Inc.	122	10,503
		560,413
Health care providers & services: 0.99%
Cardinal Health, Inc.	148	35,159
Cencora, Inc.	123	34,806
Centene Corp.†	297	19,064
Cigna Group	167	46,039
CVS Health Corp.	808	83,588
DaVita, Inc.†	20	4,450
Elevance Health, Inc.	137	52,982
HCA Healthcare, Inc.	98	38,209
Henry Schein, Inc.†	61	5,095
Humana, Inc.	76	30,189
Labcorp Holdings, Inc.	52	14,560
McKesson Corp.	76	57,426
Quest Diagnostics, Inc.	70	14,836
UnitedHealth Group, Inc.	575	238,987
Universal Health Services, Inc. Class B	34	5,055
		680,445
Health care technology: 0.02%
Veeva Systems, Inc. Class A†	95	16,859
Life sciences tools & services: 0.46%
Agilent Technologies, Inc.	179	23,777
Bio-Techne Corp.	99	6,994
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Life sciences tools & services(continued)
Charles River Laboratories International, Inc.†	30	$6,804
Danaher Corp.	399	76,001
IQVIA Holdings, Inc.†	106	20,481
Mettler-Toledo International, Inc.†	13	16,608
Revvity, Inc.	71	7,899
Thermo Fisher Scientific, Inc.	235	117,820
Waters Corp.†	63	23,628
West Pharmaceutical Services, Inc.	45	16,155
		316,167
Pharmaceuticals: 2.01%
Bristol-Myers Squibb Co.	1,293	74,503
Eli Lilly & Co.	501	600,914
Johnson & Johnson	1,524	387,050
Merck & Co., Inc.	1,564	200,974
Pfizer, Inc.	3,608	86,881
Viatris, Inc.	737	11,703
Zoetis, Inc.	265	19,043
		1,381,068
Industrials: 5.31%
Aerospace & defense: 1.34%
Axon Enterprise, Inc.†	51	28,591
Boeing Co.†	499	108,018
General Dynamics Corp.	161	57,033
General Electric Co.	660	246,662
Honeywell Aerospace, Inc.†	201	44,437
Howmet Aerospace, Inc.	253	68,022
Huntington Ingalls Industries, Inc.	25	6,997
L3Harris Technologies, Inc.	118	34,290
Lockheed Martin Corp.	128	65,211
Northrop Grumman Corp.	85	43,291
RTX Corp.	853	161,840
Textron, Inc.	110	10,090
TransDigm Group, Inc.	35	46,621
		921,103
Air freight & logistics: 0.18%
CH Robinson Worldwide, Inc.	75	14,126
Expeditors International of Washington, Inc.	83	13,527
FedEx Corp.	139	43,525
United Parcel Service, Inc. Class B	473	50,848
		122,026
Building products: 0.29%
A.O. Smith Corp.	71	4,453
Allegion PLC	54	7,586
Builders FirstSource, Inc.†	68	6,085
Carrier Global Corp.	494	36,235
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Building products(continued)
Johnson Controls International PLC	386	$56,399
Lennox International, Inc.	20	11,459
Masco Corp.	128	10,415
Trane Technologies PLC	140	68,762
		201,394
Commercial services & supplies: 0.22%
Cintas Corp.	215	36,567
Copart, Inc.†	561	15,815
Republic Services, Inc. Class A	127	27,061
Rollins, Inc.	186	7,764
Veralto Corp.	155	13,745
Waste Management, Inc.	234	52,154
		153,106
Construction & engineering: 0.20%
Comfort Systems USA, Inc.	22	43,603
EMCOR Group, Inc.	28	23,236
Quanta Services, Inc.	95	68,404
		135,243
Electrical equipment: 0.78%
AMETEK, Inc.	145	35,081
Eaton Corp. PLC	246	104,826
Emerson Electric Co.	355	50,818
GE Vernova, Inc.	170	199,726
Generac Holdings, Inc.†	37	10,834
Hubbell, Inc. Class B	33	17,266
Rockwell Automation, Inc.	70	34,656
Vertiv Holdings Co. Class A	243	81,361
		534,568
Ground transportation: 0.50%
CSX Corp.	1,176	55,895
Fedex Freight Holding Co., Inc.†	69	10,419
J.B. Hunt Transport Services, Inc.	47	13,603
Norfolk Southern Corp.	142	44,672
Old Dominion Freight Line, Inc.	116	25,126
Uber Technologies, Inc.†	1,289	93,014
Union Pacific Corp.	376	102,272
		345,001
Industrial conglomerates: 0.15%
3M Co.	330	53,430
Honeywell International, Inc.	202	45,116
		98,546
Machinery: 1.17%
Caterpillar, Inc.	292	310,951
The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Machinery(continued)
Cummins, Inc.	87	$62,049
Deere & Co.	159	100,858
Dover Corp.	85	19,064
Fortive Corp.	193	11,790
IDEX Corp.	47	10,667
Illinois Tool Works, Inc.	166	44,898
Ingersoll Rand, Inc.	225	18,448
Nordson Corp.	34	10,257
Otis Worldwide Corp.	243	17,399
PACCAR, Inc.	333	40,000
Parker-Hannifin Corp.	80	78,250
Pentair PLC	102	7,819
Snap-on, Inc.	33	13,279
Stanley Black & Decker, Inc.	98	9,224
Westinghouse Air Brake Technologies Corp.	107	28,847
Xylem, Inc.	150	17,732
		801,532
Passenger airlines: 0.12%
Delta Air Lines, Inc.	414	38,775
Southwest Airlines Co.	309	15,889
United Airlines Holdings, Inc.†	205	27,878
		82,542
Professional services: 0.19%
Automatic Data Processing, Inc.	253	56,660
Broadridge Financial Solutions, Inc.	73	9,997
Equifax, Inc.	75	11,904
Jacobs Solutions, Inc.	75	9,450
Leidos Holdings, Inc.	80	8,238
Paychex, Inc.	204	20,059
Verisk Analytics, Inc. Class A	83	14,901
		131,209
Trading companies & distributors: 0.17%
Fastenal Co.	727	34,918
United Rentals, Inc.	40	45,315
WW Grainger, Inc.	27	36,731
		116,964
Information technology: 22.60%
Communications equipment: 0.80%
Arista Networks, Inc.†	654	111,102
Ciena Corp.†	90	44,150
Cisco Systems, Inc.	2,501	293,767
F5, Inc.†	36	14,975
Lumentum Holdings, Inc.†	49	42,045
Motorola Solutions, Inc.	105	43,605
		549,644
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.72%
Amphenol Corp. Class A	779	$137,353
CDW Corp.	81	11,392
Coherent Corp.†	124	48,914
Corning, Inc.	496	126,693
Flex Ltd.†	233	37,763
Jabil, Inc.	67	25,827
Keysight Technologies, Inc.†	109	38,158
TE Connectivity PLC	185	37,298
Teledyne Technologies, Inc.†	29	19,340
Zebra Technologies Corp. Class A†	30	7,898
		490,636
IT services: 0.38%
Accenture PLC Class A	389	48,407
Akamai Technologies, Inc.†	92	10,875
Cognizant Technology Solutions Corp. Class A	300	11,619
Gartner, Inc.†	42	5,444
GoDaddy, Inc. Class A†	84	7,130
International Business Machines Corp.	595	167,320
VeriSign, Inc.	52	13,081
		263,876
Semiconductors & semiconductor equipment: 11.38%
Advanced Micro Devices, Inc.†	1,032	599,499
Analog Devices, Inc.	309	122,726
Applied Materials, Inc.	502	362,946
Broadcom, Inc.	2,997	1,132,117
First Solar, Inc.†	68	16,045
Intel Corp.†	2,991	417,633
KLA Corp.	827	249,514
Lam Research Corp.	792	343,198
Marvell Technology, Inc.	554	165,031
Microchip Technology, Inc.	343	31,282
Micron Technology, Inc.	714	824,163
Monolithic Power Systems, Inc.	31	42,853
NVIDIA Corp.	15,333	3,067,980
NXP Semiconductors NV	160	44,965
ON Semiconductor Corp.†	248	23,446
Qnity Electronics, Inc.	133	21,720
QUALCOMM, Inc.	667	123,255
Skyworks Solutions, Inc.	95	6,441
Teradyne, Inc.	99	47,900
Texas Instruments, Inc.	576	171,688
		7,814,402
Software: 4.46%
Adobe, Inc.†	256	52,485
AppLovin Corp. Class A†	170	87,589
Autodesk, Inc.†	134	26,052
The accompanying notes are an integral part of these financial statements.
12 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	175	$65,681
Crowdstrike Holdings, Inc. Class A†	161	122,866
Datadog, Inc. Class A†	209	54,415
Fair Isaac Corp.†	15	17,922
Fortinet, Inc.†	394	60,526
Gen Digital, Inc.	349	8,687
Intuit, Inc.	175	45,675
Microsoft Corp.	4,703	1,754,313
Oracle Corp.	1,074	157,395
Palantir Technologies, Inc. Class A†	1,454	169,638
Palo Alto Networks, Inc.†	513	174,943
PTC, Inc.†	73	8,294
Roper Technologies, Inc.	64	21,657
Salesforce, Inc.	518	81,150
ServiceNow, Inc.†	653	64,830
Synopsys, Inc.†	121	53,974
Trimble, Inc.†	148	7,575
Tyler Technologies, Inc.†	27	7,896
Workday, Inc. Class A†	129	15,792
		3,059,355
Technology hardware, storage & peripherals: 4.86%
Apple, Inc.	9,298	2,690,469
Dell Technologies, Inc. Class C	183	78,957
Hewlett Packard Enterprise Co.	840	37,892
HP, Inc.	579	12,703
NetApp, Inc.	125	19,345
Sandisk Corp.†	94	213,731
Seagate Technology Holdings PLC	142	137,030
Super Micro Computer, Inc.†	356	10,442
Western Digital Corp.	218	139,241
		3,339,810
Materials: 1.08%
Chemicals: 0.60%
Air Products & Chemicals, Inc.	141	41,338
Albemarle Corp.	75	10,127
CF Industries Holdings, Inc.	97	10,501
Corteva, Inc.	423	35,824
Dow, Inc.	456	12,476
DuPont de Nemours, Inc.	70	9,495
Ecolab, Inc.	160	44,578
International Flavors & Fragrances, Inc.	162	12,834
Linde PLC	293	152,050
LyondellBasell Industries NV Class A	163	8,582
Mosaic Co.	201	4,259
PPG Industries, Inc.	141	17,102
Sherwin-Williams Co.	145	49,926
		409,092
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Construction materials: 0.13%
CRH PLC	423	$45,261
Martin Marietta Materials, Inc.	38	21,914
Vulcan Materials Co.	82	24,191
		91,366
Containers & packaging: 0.10%
Amcor PLC	293	12,701
Avery Dennison Corp.	48	7,793
Ball Corp.	169	10,546
International Paper Co.	335	12,763
Packaging Corp. of America	56	13,344
Smurfit Westrock PLC	332	15,358
		72,505
Metals & mining: 0.25%
Freeport-McMoRan, Inc.	910	57,230
Newmont Corp.	676	63,138
Nucor Corp.	144	32,076
Steel Dynamics, Inc.	86	19,734
		172,178
Real estate: 1.09%
Health care REITs: 0.21%
Alexandria Real Estate Equities, Inc.	99	5,232
Healthpeak Properties, Inc.	436	9,330
Ventas, Inc.	308	27,351
Welltower, Inc.	447	101,456
		143,369
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	403	9,555
Industrial REITs: 0.12%
Prologis, Inc.	590	79,927
Office REITs: 0.01%
BXP, Inc.	94	6,233
Real estate management & development: 0.05%
CBRE Group, Inc. Class A†	185	24,918
CoStar Group, Inc.†	259	7,335
		32,253
Residential REITs: 0.11%
AvalonBay Communities, Inc.	88	16,605
Camden Property Trust	64	7,327
Equity Residential	216	14,673
Essex Property Trust, Inc.	41	11,955
Invitation Homes, Inc.	346	10,453
The accompanying notes are an integral part of these financial statements.
14 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	74	$10,281
UDR, Inc.	187	7,465
		78,759
Retail REITs: 0.16%
Federal Realty Investment Trust	50	6,172
Kimco Realty Corp.	427	10,825
Realty Income Corp.	590	36,556
Regency Centers Corp.	104	8,293
Simon Property Group, Inc.	205	45,848
		107,694
Specialized REITs: 0.42%
American Tower Corp.	295	48,253
Crown Castle, Inc.	276	20,902
Digital Realty Trust, Inc.	209	37,532
Equinix, Inc.	62	64,628
Extra Space Storage, Inc.	134	19,470
Iron Mountain, Inc.	188	23,746
Public Storage	100	31,831
SBA Communications Corp. Class A	67	11,823
VICI Properties, Inc. Class A	692	18,373
Weyerhaeuser Co.	456	10,917
		287,475
Utilities: 1.31%
Electric utilities: 0.85%
Alliant Energy Corp.	164	12,512
American Electric Power Co., Inc.	344	47,063
Constellation Energy Corp.	202	50,171
Duke Energy Corp.	494	62,530
Edison International	244	18,166
Entergy Corp.	290	33,309
Evergy, Inc.	146	12,619
Eversource Energy	238	17,200
Exelon Corp.	648	30,210
FirstEnergy Corp.	330	15,688
NextEra Energy, Inc.	1,320	115,856
NRG Energy, Inc.	134	19,572
PG&E Corp.	1,394	23,447
Pinnacle West Capital Corp.	77	8,239
PPL Corp.	476	17,303
Southern Co.	714	68,337
Xcel Energy, Inc.	395	31,718
		583,940
Gas utilities: 0.03%
Atmos Energy Corp.	106	18,261
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 15

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.06%
AES Corp.	451	$6,612
Vistra Corp.	201	31,884
		38,496
Multi-utilities: 0.35%
Ameren Corp.	175	19,782
CenterPoint Energy, Inc.	414	18,233
CMS Energy Corp.	196	14,994
Consolidated Edison, Inc.	233	25,777
Dominion Energy, Inc.	557	38,037
DTE Energy Co.	132	20,113
NiSource, Inc.	304	14,455
Public Service Enterprise Group, Inc.	315	25,565
Sempra	414	38,382
WEC Energy Group, Inc.	206	24,055
		239,393
Water utilities: 0.02%
American Water Works Co., Inc.	124	16,316
Total common stocks (Cost $15,850,115)		40,803,700

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 35.60%
U.S. Treasury Bonds	1.13%	5-15-2040	$1,060,000	670,657
U.S. Treasury Bonds	1.38	8-15-2050	100,000	49,055
U.S. Treasury Bonds	1.88	2-15-2041	164,000	113,788
U.S. Treasury Bonds	1.88	2-15-2051	221,000	122,836
U.S. Treasury Bonds	1.88	11-15-2051	175,000	96,182
U.S. Treasury Bonds	2.00	8-15-2051	129,000	73,439
U.S. Treasury Bonds	2.25	5-15-2041	201,000	146,526
U.S. Treasury Bonds	2.25	8-15-2049	108,000	67,175
U.S. Treasury Bonds	2.25	2-15-2052	615,000	370,273
U.S. Treasury Bonds	2.38	5-15-2051	324,000	202,627
U.S. Treasury Bonds	2.50	5-15-2046	105,000	72,130
U.S. Treasury Bonds	2.75	8-15-2047	101,000	71,402
U.S. Treasury Bonds	2.75	11-15-2047	100,000	70,492
U.S. Treasury Bonds	2.88	8-15-2045	5,000	3,710
U.S. Treasury Bonds	2.88	11-15-2046	154,000	112,480
U.S. Treasury Bonds	3.00	11-15-2044	64,000	48,953
U.S. Treasury Bonds	3.00	11-15-2045	115,000	86,838
U.S. Treasury Bonds	3.00	2-15-2047	106,000	78,879
U.S. Treasury Bonds	3.00	5-15-2047	104,000	77,196
U.S. Treasury Bonds	3.00	2-15-2048	114,000	83,928
U.S. Treasury Bonds	3.00	8-15-2048	121,000	88,647
U.S. Treasury Bonds	3.00	2-15-2049	140,000	102,069
U.S. Treasury Bonds	3.13	11-15-2041	37,000	30,217
U.S. Treasury Bonds	3.13	5-15-2048	123,000	92,409
The accompanying notes are an integral part of these financial statements.
16 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.38%	5-15-2044	$110,000	$89,676
U.S. Treasury Bonds	3.38	11-15-2048	300,000	234,645
U.S. Treasury Bonds	3.50	2-15-2039	29,000	26,093
U.S. Treasury Bonds	3.75	8-15-2041	36,000	31,998
U.S. Treasury Bonds	3.88	8-15-2040	37,000	33,755
U.S. Treasury Bonds	4.25	5-15-2039	31,000	29,946
U.S. Treasury Bonds	4.25	11-15-2040	40,000	37,950
U.S. Treasury Bonds	4.25	2-15-2054	200,000	178,453
U.S. Treasury Bonds	4.38	2-15-2038	33,000	32,718
U.S. Treasury Bonds	4.38	11-15-2039	275,000	267,094
U.S. Treasury Bonds	4.38	5-15-2040	35,000	33,835
U.S. Treasury Bonds	4.38	5-15-2041	123,000	117,859
U.S. Treasury Bonds	4.50	2-15-2036	26,000	26,314
U.S. Treasury Bonds	4.50	5-15-2038	21,000	21,014
U.S. Treasury Bonds	4.50	8-15-2039	33,000	32,546
U.S. Treasury Bonds	4.50	11-15-2054	200,000	186,180
U.S. Treasury Bonds	4.63	2-15-2040	138,000	137,208
U.S. Treasury Bonds	4.63	11-15-2045	390,000	374,583
U.S. Treasury Bonds	4.63	2-15-2055	120,000	114,033
U.S. Treasury Bonds	4.75	2-15-2037	103,000	105,877
U.S. Treasury Bonds	4.75	2-15-2041	44,000	44,010
U.S. Treasury Bonds	4.75	11-15-2053	290,000	280,552
U.S. Treasury Bonds	4.75	5-15-2055	90,000	87,304
U.S. Treasury Bonds	5.00	5-15-2037	102,000	107,076
U.S. Treasury Bonds	5.25	2-15-2029	273,000	281,041
U.S. Treasury Bonds	5.38	2-15-2031	331,000	347,485
U.S. Treasury Bonds	5.50	8-15-2028	835,000	857,669
U.S. Treasury Bonds	6.13	11-15-2027	49,000	50,288
U.S. Treasury Bonds	6.13	8-15-2029	85,000	89,824
U.S. Treasury Bonds	6.25	5-15-2030	871,000	934,624
U.S. Treasury Bonds	6.38	8-15-2027	1,081,000	1,107,729
U.S. Treasury Notes	0.38	7-31-2027	300,000	288,152
U.S. Treasury Notes	0.38	9-30-2027	155,000	147,958
U.S. Treasury Notes	0.50	8-31-2027	142,000	136,165
U.S. Treasury Notes	0.50	10-31-2027	1,243,000	1,184,637
U.S. Treasury Notes	0.63	11-30-2027	574,000	546,354
U.S. Treasury Notes	0.63	5-15-2030	1,353,000	1,182,131
U.S. Treasury Notes	0.63	8-15-2030	1,052,000	911,048
U.S. Treasury Notes	0.88	11-15-2030	132,000	114,623
U.S. Treasury Notes	1.00	7-31-2028	515,000	482,813
U.S. Treasury Notes	1.25	4-30-2028	425,000	403,352
U.S. Treasury Notes	1.25	9-30-2028	785,000	736,244
U.S. Treasury Notes	1.25	8-15-2031	1,051,000	908,335
U.S. Treasury Notes	1.38	10-31-2028	1,245,000	1,168,209
U.S. Treasury Notes	1.38	11-15-2031	1,240,000	1,070,856
U.S. Treasury Notes	1.50	11-30-2028	380,000	356,888
U.S. Treasury Notes	1.50	2-15-2030	209,000	190,402
U.S. Treasury Notes	2.25	8-15-2027	81,000	79,323
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 17

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.25%	11-15-2027	$99,000	$96,490
U.S. Treasury Notes	2.38	3-31-2029	200,000	190,781
U.S. Treasury Notes	2.38	5-15-2029	90,000	85,693
U.S. Treasury Notes	2.63	2-15-2029	181,000	174,114
U.S. Treasury Notes	2.75	2-15-2028	189,000	184,821
U.S. Treasury Notes	2.75	8-15-2032	680,000	624,511
U.S. Treasury Notes	2.88	5-15-2028	178,000	173,891
U.S. Treasury Notes	2.88	8-15-2028	190,000	185,057
U.S. Treasury Notes	3.13	11-15-2028	226,000	220,721
U.S. Treasury Notes	3.50	9-30-2027	690,000	684,582
U.S. Treasury Notes	3.50	2-15-2033	115,000	109,722
U.S. Treasury Notes	3.88	8-15-2033	860,000	836,283
U.S. Treasury Notes	4.13	11-15-2032	260,000	257,664
U.S. Treasury Notes	4.38	5-15-2034	1,200,000	1,200,375
U.S. Treasury Notes	4.50	11-15-2033	200,000	202,008
U.S. Treasury Notes	4.63	2-15-2035	80,000	81,269
Total U.S. Treasury securities (Cost $25,778,232)				24,446,759

		Yield	Shares
Short-term investments: 3.76%
Investment companies: 3.76%
Allspring Government Money Market Fund Select Class♠∞		3.57	2,580,537	2,580,537
Total short-term investments (Cost $2,580,537)				2,580,537
Total investments in securities (Cost $44,208,884)	98.79%			67,830,996
Other assets and liabilities, net	1.21			830,343
Total net assets	100.00%			$68,661,339

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,876,704	$6,183,847	$(5,480,014)	$0	$0	$2,580,537	2,580,537	$38,621
The accompanying notes are an integral part of these financial statements.
18 | Allspring VT Index Asset Allocation Fund

Portfolio of investments—June 30, 2026 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	15	9-18-2026	$5,637,832	$5,661,188	$23,356	$0
Micro E-Mini S&P 500	19	9-18-2026	724,817	717,084	0	(7,733)
10-Year U.S. Treasury Notes	23	9-21-2026	2,513,597	2,527,484	13,887	0
Short
Ultra U.S. Treasury Bond	(27)	9-21-2026	(3,051,008)	(3,136,219)	0	(85,211)
					$37,243	$(92,944)
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 19

Statement of assets and liabilities—June 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $41,628,347)	$65,250,459
Investments in affiliated securities, at value (cost $2,580,537)	2,580,537
Cash	179
Cash at broker segregated for futures contracts	654,531
Receivable for investments sold	232,019
Receivable for dividends and interest	210,132
Receivable for daily variation margin on open futures contracts	60,810
Receivable for Fund shares sold	2,179
Prepaid expenses and other assets	753
Total assets	68,991,599
Liabilities
Payable for Fund shares redeemed	245,042
Management fee payable	29,649
Professional fees payable	26,171
Distribution fee payable	13,833
Payable for daily variation margin on open futures contracts	6,828
Administration fee payable	4,537
Accrued expenses and other liabilities	4,200
Total liabilities	330,260
Total net assets	$68,661,339
Net assets consist of
Paid-in capital	$37,617,473
Total distributable earnings	31,043,866
Total net assets	$68,661,339
Computation of net asset value per share
Net assets - Class 2	$68,661,339
Shares outstanding - Class 2[1]	3,255,154
Net asset value per share - Class 2	$21.09
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
20 | Allspring VT Index Asset Allocation Fund

Statement of operations—six months ended June 30, 2026 (unaudited)
Statement of operations
Investment income
Interest	$456,192
Dividends (net of foreign withholdings taxes of $51)	242,462
Income from affiliated securities	38,621
Total investment income	737,275
Expenses
Management fee	201,346
Administration fee - Class 2	26,846
Distribution fee - Class 2	82,022
Custody and accounting fees	9,793
Professional fees	20,292
Registration fees	12
Shareholder report expenses	9,451
Trustees’ fees and expenses	4,502
Other fees and expenses	13,745
Total expenses	368,009
Less: Fee waivers and/or expense reimbursements
Fund-level	(32,436)
Net expenses	335,573
Net investment income	401,702
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,906,799
Futures contracts	255,752
Net realized gains on investments	3,162,551
Net change in unrealized gains (losses) on
Unaffiliated securities	535,067
Futures contracts	(54,273)
Net change in unrealized gains (losses) on investments	480,794
Net realized and unrealized gains (losses) on investments	3,643,345
Net increase in net assets resulting from operations	$4,045,047
The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2026 (unaudited)		Year ended December 31, 2025
Operations
Net investment income		$401,702		$819,398
Net realized gains on investments		3,162,551		5,373,375
Net change in unrealized gains (losses) on investments		480,794		1,165,073
Net increase in net assets resulting from operations		4,045,047		7,357,846
Distributions to shareholders from
Net investment income and net realized gains - Class 2		(395,295)		(6,637,435)
Capital share transactions	Shares		Shares
Proceeds from shares sold - Class 2	20,748	423,416	51,853	1,017,050
Reinvestment of distributions - Class 2	19,606	395,295	351,023	6,637,435
Payment for shares redeemed - Class 2	(222,183)	(4,547,849)	(484,687)	(9,502,972)
Net decrease in net assets resulting from capital share transactions		(3,729,138)		(1,848,487)
Total decrease in net assets		(79,386)		(1,128,076)
Net assets
Beginning of period		68,740,725		69,868,801
End of period		$68,661,339		$68,740,725
The accompanying notes are an integral part of these financial statements.
22 | Allspring VT Index Asset Allocation Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.00	$19.86	$18.68	$16.66	$22.91	$21.88
Net investment income	0.12 [1]	0.24 [1]	0.23 [1]	0.19 [1]	0.14	0.10
Net realized and unrealized gains (losses) on investments	1.09	1.90	2.49	2.55	(3.95)	3.25
Total from investment operations	1.21	2.14	2.72	2.74	(3.81)	3.35
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.17)	(0.12)	(0.13)
Net realized gains	0.00	(1.75)	(1.28)	(0.55)	(2.32)	(2.19)
Total distributions to shareholders	(0.12)	(2.00)	(1.54)	(0.72)	(2.44)	(2.32)
Net asset value, end of period	$21.09	$20.00	$19.86	$18.68	$16.66	$22.91
Total return[2]	6.08%	11.48%	14.87%	16.70%	(17.02)%	16.00%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.11%	1.12%	1.14%	1.15%	1.13%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.20%	1.20%	1.19%	1.09%	0.72%	0.46%
Supplemental data
Portfolio turnover rate	7%	14%	14%	13%	9%	7%
Net assets, end of period (000s omitted)	$68,661	$68,741	$69,869	$66,642	$62,528	$83,069

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Index Asset Allocation Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
24 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $45,837,206 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$25,784,134
Gross unrealized losses	(3,846,045)
Net unrealized gains	$21,938,089
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Index Asset Allocation Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,950,433	$0	$0	$3,950,433
Consumer discretionary	3,800,615	0	0	3,800,615
Consumer staples	1,864,141	0	0	1,864,141
Energy	1,215,791	0	0	1,215,791
Financials	4,798,464	0	0	4,798,464
Health care	3,626,487	0	0	3,626,487
Industrials	3,643,234	0	0	3,643,234
Information technology	15,517,723	0	0	15,517,723
Materials	745,141	0	0	745,141
Real estate	745,265	0	0	745,265
Utilities	896,406	0	0	896,406
U.S. Treasury securities	24,446,759	0	0	24,446,759
Short-term investments
Investment companies	2,580,537	0	0	2,580,537
	67,830,996	0	0	67,830,996
Futures contracts	37,243	0	0	37,243
Total assets	$67,868,239	$0	$0	$67,868,239
Liabilities
Futures contracts	$92,944	$0	$0	$92,944
Total liabilities	$92,944	$0	$0	$92,944
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.550
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended June 30, 2026, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
26 | Allspring VT Index Asset Allocation Fund

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fee
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed through April 30, 2027 to waive fees and/or reimburse management and administration fees to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,773,027	$533,100	$3,027,302	$4,275,444
6.DERIVATIVE TRANSACTIONS
During the six months ended June 30, 2026, the Fund entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The Fund had an average notional amount of $8,209,945 in long futures contracts and $2,998,913 in short futures contracts during the six months ended June 30, 2026.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Total
Asset derivatives
Futures contracts	$13,887 *	$23,356 *	$37,243
Liability derivatives
Futures contracts	$85,211 *	$7,733 *	$92,944

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of June 30, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended June 30, 2026 was as follows:
Allspring VT Index Asset Allocation Fund | 27

Notes to financial statements (unaudited)
	Interest rate risk	Equity risk	TOTAL
Net realized gains (losses) on derivatives
Futures contracts	$42,601	$213,151	$255,752
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(65,322)	$11,049	$(54,273)
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Index Asset Allocation Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Index Asset Allocation Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Index Asset Allocation Fund | 31

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the three- and five-year periods under review, and lower than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Index Asset Allocation Blended Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered this ratio in comparison to the median ratios of funds in an expense group that was determined by Broadridge to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Group and an explanation of how funds comprising the expense Group and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rate payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rate payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which includes, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rate with the average contractual investment management fee rates of funds in the expense Group at a common asset level as well as transfer agency costs of the funds in the expense Group. The Board noted that the Management Rate of the Fund was higher than the sum of the average rates for the Fund’s expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.

32 | Allspring VT Index Asset Allocation Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Index Asset Allocation Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0360 06-26

Allspring VT Opportunity Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2026

Allspring VT Opportunity Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.72%
Communication services: 11.19%
Entertainment: 1.07%
Spotify Technology SA†	3,731	$1,713,014
Interactive media & services: 10.12%
Alphabet, Inc. Class C	29,760	10,515,101
Meta Platforms, Inc. Class A	10,191	5,740,488
		16,255,589
Consumer discretionary: 9.96%
Automobiles: 0.86%
Tesla, Inc.†	3,283	1,380,830
Broadline retail: 5.66%
Amazon.com, Inc.†	38,132	9,088,381
Hotels, restaurants & leisure: 1.50%
DraftKings, Inc. Class A†	41,155	1,039,575
Starbucks Corp.	13,481	1,377,624
		2,417,199
Specialty retail: 1.94%
Burlington Stores, Inc.†	3,748	1,187,366
Home Depot, Inc.	5,462	1,926,338
		3,113,704
Consumer staples: 1.33%
Consumer staples distribution & retail: 0.77%
Costco Wholesale Corp.	1,315	1,230,143
Household products: 0.56%
Church & Dwight Co., Inc.	9,381	908,831
Energy: 1.59%
Energy equipment & services: 0.47%
TechnipFMC PLC	11,400	755,820
Oil, gas & consumable fuels: 1.12%
ConocoPhillips	17,269	1,795,285
Financials: 12.25%
Banks: 1.15%
Citigroup, Inc.	5,752	805,050
UMB Financial Corp.	3,635	518,933
Wintrust Financial Corp.	3,227	518,643
		1,842,626
Capital markets: 5.37%
Bank of New York Mellon Corp.	4,896	708,011
Charles Schwab Corp.	26,899	2,481,971
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Capital markets(continued)
Interactive Brokers Group, Inc. Class A	6,156	$535,818
Intercontinental Exchange, Inc.	16,228	1,997,829
S&P Global, Inc.	4,066	1,655,919
Virtu Financial, Inc. Class A	20,999	1,250,910
		8,630,458
Consumer finance: 1.22%
Capital One Financial Corp.	9,749	1,955,844
Financial services: 2.59%
Mastercard, Inc. Class A	8,096	4,158,106
Insurance: 1.92%
Marsh & McLennan Cos., Inc.	7,732	1,288,693
Unum Group	20,158	1,802,125
		3,090,818
Health care: 9.61%
Biotechnology: 2.19%
Exelixis, Inc.†	17,766	966,648
Gilead Sciences, Inc.	6,252	789,878
Incyte Corp.†	3,847	436,096
Monte Rosa Therapeutics, Inc.†	17,451	422,314
United Therapeutics Corp.†	1,674	907,023
		3,521,959
Health care equipment & supplies: 0.75%
Medtronic PLC	15,465	1,209,827
Health care providers & services: 1.14%
McKesson Corp.	1,314	992,858
UnitedHealth Group, Inc.	2,031	844,145
		1,837,003
Life sciences tools & services: 3.46%
Agilent Technologies, Inc.	16,305	2,165,793
Bio-Rad Laboratories, Inc. Class A†	3,965	1,164,164
Thermo Fisher Scientific, Inc.	4,436	2,224,033
		5,553,990
Pharmaceuticals: 2.07%
Amneal Pharmaceuticals, Inc.†	28,936	500,882
Eli Lilly & Co.	1,749	2,097,803
Harmony Biosciences Holdings, Inc.†	11,818	430,293
Phibro Animal Health Corp. Class A	9,117	286,274
		3,315,252
Industrials: 13.56%
Aerospace & defense: 3.80%
BWX Technologies, Inc.	8,238	1,603,527
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Aerospace & defense(continued)
HEICO Corp. Class A	11,686	$3,013,936
Melrose Industries PLC	237,009	1,492,993
		6,110,456
Building products: 2.17%
Carlisle Cos., Inc.	2,631	954,395
Trane Technologies PLC	5,142	2,525,545
		3,479,940
Commercial services & supplies: 1.48%
Republic Services, Inc. Class A	11,140	2,373,711
Construction & engineering: 0.61%
EMCOR Group, Inc.	1,175	975,109
Electrical equipment: 3.61%
GE Vernova, Inc.	1,179	1,385,160
Regal Rexnord Corp.	14,699	3,501,155
Vertiv Holdings Co. Class A	2,743	918,411
		5,804,726
Professional services: 0.83%
TransUnion	18,549	1,338,125
Trading companies & distributors: 1.06%
QXO, Inc.†	98,059	1,694,460
Information technology: 32.89%
Electronic equipment, instruments & components: 3.36%
Amphenol Corp. Class A	17,091	3,013,485
Teledyne Technologies, Inc.†	3,583	2,389,503
		5,402,988
Semiconductors & semiconductor equipment: 16.44%
Broadcom, Inc.	11,350	4,287,462
Lam Research Corp.	6,074	2,632,046
Marvell Technology, Inc.	9,883	2,944,047
NVIDIA Corp.	37,979	7,599,218
ON Semiconductor Corp.†	31,679	2,994,933
Texas Instruments, Inc.	14,746	4,395,340
Ultra Clean Holdings, Inc.†	10,835	1,544,963
		26,398,009
Software: 8.16%
Dynatrace, Inc.†	40,748	1,789,245
Microsoft Corp.	19,636	7,324,621
Salesforce, Inc.	12,094	1,894,646
ServiceNow, Inc.†	18,154	1,802,329
Zoom Communications, Inc. Class A†	3,343	288,534
		13,099,375
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Opportunity Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 4.93%
Apple, Inc.	27,343	$7,911,971
Materials: 1.84%
Chemicals: 1.29%
Sherwin-Williams Co.	6,033	2,077,283
Metals & mining: 0.55%
Newmont Corp.	9,458	883,377
Real estate: 1.88%
Industrial REITs: 1.08%
Prologis, Inc.	12,745	1,726,565
Specialized REITs: 0.80%
American Tower Corp.	7,872	1,287,623
Utilities: 2.62%
Electric utilities: 2.62%
Constellation Energy Corp.	8,438	2,095,746
Xcel Energy, Inc.	26,178	2,102,094
		4,197,840
Total common stocks (Cost $111,006,790)		158,536,237

		Yield
Short-term investments: 1.39%
Investment companies: 1.39%
Allspring Government Money Market Fund Select Class♠∞		3.57%	2,225,911	2,225,911
Total short-term investments (Cost $2,225,911)				2,225,911
Total investments in securities (Cost $113,232,701)	100.11%			160,762,148
Other assets and liabilities, net	(0.11)			(173,788)
Total net assets	100.00%			$160,588,360

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$82,668	$11,669,330	$(9,526,087)	$0	$0	$2,225,911	2,225,911	$35,806
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Opportunity Fund

Statement of assets and liabilities—June 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $111,006,790)	$158,536,237
Investments in affiliated securities, at value (cost $2,225,911)	2,225,911
Cash	5,400
Receivable for dividends	106,696
Receivable for Fund shares sold	763
Prepaid expenses and other assets	1,570
Total assets	160,876,577
Liabilities
Payable for Fund shares redeemed	136,787
Management fee payable	81,588
Distribution fee payable	30,533
Professional fees payable	27,887
Administration fees payable	10,580
Due to custodian bank, foreign currency, at value (cost $2)	2
Accrued expenses and other liabilities	840
Total liabilities	288,217
Total net assets	$160,588,360
Net assets consist of
Paid-in capital	$77,778,767
Total distributable earnings	82,809,593
Total net assets	$160,588,360
Computation of net asset value per share
Net assets–Class 1	$11,655,803
Shares outstanding–Class 1[1]	420,277
Net asset value per share–Class 1	$27.73
Net assets–Class 2	$148,932,557
Shares outstanding–Class 2[1]	5,369,658
Net asset value per share–Class 2	$27.74
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 7

Statement of operations—six months ended June 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $269)	$662,389
Income from affiliated securities	35,806
Interest	496
Total investment income	698,691
Expenses
Management fee	541,595
Administration fees
Class 1	4,456
Class 2	57,441
Distribution fee
Class 2	179,201
Custody and accounting fees	6,291
Professional fees	22,199
Registration fees	12
Shareholder report expenses	5,409
Trustees’ fees and expenses	4,999
Other fees and expenses	4,792
Total expenses	826,395
Less: Fee waivers and/or expense reimbursements
Fund-level	(66,614)
Net expenses	759,781
Net investment loss	(61,090)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	10,838,090
Foreign currency and foreign currency translations	3,835
Net realized gains on investments	10,841,925
Net change in unrealized gains (losses) on
Unaffiliated securities	1,255,076
Foreign currency and foreign currency translations	(293)
Net change in unrealized gains (losses) on investments	1,254,783
Net realized and unrealized gains (losses) on investments	12,096,708
Net increase in net assets resulting from operations	$12,035,618
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Opportunity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2026 (unaudited)		Year ended December 31, 2025
Operations
Net investment income (loss)		$(61,090)		$100,615
Net realized gains on investments		10,841,925		24,567,722
Net change in unrealized gains (losses) on investments		1,254,783		(13,629,663)
Net increase in net assets resulting from operations		12,035,618		11,038,674
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(2,912,518)
Class 2		0		(15,852,008)
Total distributions to shareholders		0		(18,764,526)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	7,779	199,673	18,816	449,565
Class 2	57,177	1,496,734	98,481	2,512,754
		1,696,407		2,962,319
Reinvestment of distributions
Class 1	0	0	117,535	2,912,518
Class 2	0	0	637,908	15,852,008
		0		18,764,526
Payment for shares redeemed
Class 1	(28,553)	(750,248)	(774,382)	(19,497,099)
Class 2	(351,996)	(9,295,242)	(895,239)	(22,953,544)
		(10,045,490)		(42,450,643)
Net decrease in net assets resulting from capital share transactions		(8,349,083)		(20,723,798)
Total increase (decrease) in net assets		3,686,535		(28,449,650)
Net assets
Beginning of period		156,901,825		185,351,475
End of period		$160,588,360		$156,901,825
The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 1		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.67	$26.83	$25.96	$22.24	$34.96	$29.48
Net investment income (loss)	0.02 [1]	0.07 [1]	0.09 [1]	0.08 [1]	0.03	(0.01)
Net realized and unrealized gains (losses) on investments	2.04	1.70	3.69	5.77	(7.06)	7.25
Total from investment operations	2.06	1.77	3.78	5.85	(7.03)	7.24
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.08)	0.00	0.00	(0.08)
Net realized gains	0.00	(2.85)	(2.83)	(2.13)	(5.69)	(1.68)
Total distributions to shareholders	0.00	(2.93)	(2.91)	(2.13)	(5.69)	(1.76)
Net asset value, end of period	$27.73	$25.67	$26.83	$25.96	$22.24	$34.96
Total return[2]	8.02%	7.00%	15.35%	26.83%	(20.61)%	25.06%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.84%	0.87%	0.84%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	0.15%	0.27%	0.32%	0.33%	0.11%	(0.02)%
Supplemental data
Portfolio turnover rate	23%	30%	15%	24%	26%	27%
Net assets, end of period (000s omitted)	$11,656	$11,320	$28,946	$28,679	$25,149	$34,376

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Opportunity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.70	$26.86	$25.99	$22.32	$35.14	$29.63
Net investment income (loss)	(0.01)[1]	0.01 [1]	0.02 [1]	0.02 [1]	(0.03)	(0.09)
Net realized and unrealized gains (losses) on investments	2.05	1.69	3.69	5.78	(7.10)	7.29
Total from investment operations	2.04	1.70	3.71	5.80	(7.13)	7.20
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.01)	0.00	0.00	(0.01)
Net realized gains	0.00	(2.85)	(2.83)	(2.13)	(5.69)	(1.68)
Total distributions to shareholders	0.00	(2.86)	(2.84)	(2.13)	(5.69)	(1.69)
Net asset value, end of period	$27.74	$25.70	$26.86	$25.99	$22.32	$35.14
Total return[2]	7.94%	6.71%	15.05%	26.50%	(20.81)%	24.78%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.08%	1.08%	1.09%	1.12%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.10)%	0.02%	0.07%	0.08%	(0.14)%	(0.27)%
Supplemental data
Portfolio turnover rate	23%	30%	15%	24%	26%	27%
Net assets, end of period (000s omitted)	$148,933	$145,581	$156,405	$152,810	$134,271	$186,745

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Opportunity Fund | 11

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2026, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
12 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $113,736,676 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$51,798,719
Gross unrealized losses	(4,773,247)
Net unrealized gains	$47,025,472
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Opportunity Fund | 13

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,968,603	$0	$0	$17,968,603
Consumer discretionary	16,000,114	0	0	16,000,114
Consumer staples	2,138,974	0	0	2,138,974
Energy	2,551,105	0	0	2,551,105
Financials	19,677,852	0	0	19,677,852
Health care	15,438,031	0	0	15,438,031
Industrials	21,776,527	0	0	21,776,527
Information technology	52,812,343	0	0	52,812,343
Materials	2,960,660	0	0	2,960,660
Real estate	3,014,188	0	0	3,014,188
Utilities	4,197,840	0	0	4,197,840
Short-term investments
Investment companies	2,225,911	0	0	2,225,911
Total assets	$160,762,148	$0	$0	$160,762,148
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $5 billion	0.590
Over $10 billion	0.580
For the six months ended June 30, 2026, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
14 | Allspring VT Opportunity Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.75%
Class 2	1.00
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2026 were $35,650,357 and $46,010,864, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the
Allspring VT Opportunity Fund | 15

Notes to financial statements (unaudited)
Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring VT Opportunity Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Opportunity Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

18 | Allspring VT Opportunity Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Opportunity Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Opportunity Fund | 19

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the ten-year period under review, and lower for all other periods under review. The Board also noted that the investment performance of the Fund was lower than the investment performance of its benchmark index, the Russell 3000® Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.

20 | Allspring VT Opportunity Fund

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Opportunity Fund | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3020 06-26

Allspring VT Small Cap Growth Fund
Long Form Financial Statements
Semi-Annual Report
June 30, 2026

Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.64%
Consumer discretionary: 4.27%
Diversified consumer services: 2.17%
Liberty Live Holdings, Inc. Class C†	47,742	$5,043,465
Stride, Inc.†	25,801	2,225,078
		7,268,543
Hotels, restaurants & leisure: 1.18%
Wingstop, Inc.	10,515	1,823,406
Wyndham Hotels & Resorts, Inc.	25,280	2,128,829
		3,952,235
Household durables: 0.92%
Taylor Morrison Home Corp. Class A†	43,103	3,092,209
Consumer staples: 2.94%
Consumer staples distribution & retail: 2.94%
Chefs’ Warehouse, Inc.†	65,791	6,322,515
PriceSmart, Inc.	18,014	3,518,855
		9,841,370
Energy: 0.47%
Energy equipment & services: 0.47%
Kodiak Gas Services, Inc.	20,708	1,555,792
Financials: 6.31%
Capital markets: 3.25%
Marex Group PLC	47,991	2,925,051
Miami International Holdings, Inc.†	103,946	3,862,633
Piper Sandler Cos.	32,300	2,336,582
StoneX Group, Inc.†	14,795	1,753,208
		10,877,474
Consumer finance: 1.16%
Dave, Inc.†	10,481	3,905,116
Insurance: 1.90%
Ethos Technologies, Inc. Class A†	118,246	2,144,983
Skyward Specialty Insurance Group, Inc.†	72,318	4,219,755
		6,364,738
Health care: 23.38%
Biotechnology: 5.74%
Ascendis Pharma AS ADR†	19,462	5,190,905
Krystal Biotech, Inc.†	5,295	1,967,993
Madrigal Pharmaceuticals, Inc.†	4,397	2,360,969
Twist Bioscience Corp.†	47,196	4,855,524
Vericel Corp.†	70,120	3,119,639
Xenon Pharmaceuticals, Inc.†	28,993	1,750,017
		19,245,047
The accompanying notes are an integral part of these financial statements.
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.34%
Glaukos Corp.†	50,820	$7,102,603
iRhythm Holdings, Inc.†	34,322	4,082,602
		11,185,205
Health care providers & services: 10.32%
Alignment Healthcare, Inc.†	169,397	4,033,343
BrightSpring Health Services, Inc.†	102,124	7,122,128
Castle Biosciences, Inc.†	131,049	3,125,519
Ensign Group, Inc.	26,725	4,284,017
Guardant Health, Inc.†	46,681	7,003,550
HealthEquity, Inc.†	50,827	4,590,695
RadNet, Inc.†	72,112	4,447,147
		34,606,399
Life sciences tools & services: 0.69%
Repligen Corp.†	17,021	2,322,345
Pharmaceuticals: 3.29%
Ligand Pharmaceuticals, Inc.†	23,249	7,348,777
Tarsus Pharmaceuticals, Inc.†	58,269	3,667,451
		11,016,228
Industrials: 34.95%
Aerospace & defense: 6.77%
AAR Corp.†	35,826	5,120,610
ATI, Inc.†	18,981	3,741,155
Carpenter Technology Corp.	10,681	6,588,468
Mercury Systems, Inc.†	53,192	6,506,978
York Space Systems, Inc.†	29,518	726,733
		22,683,944
Building products: 3.17%
Armstrong World Industries, Inc.	16,072	2,578,270
Modine Manufacturing Co.†	30,122	8,043,177
		10,621,447
Commercial services & supplies: 2.65%
Casella Waste Systems, Inc. Class A†	72,826	7,061,937
OPENLANE, Inc.†	43,754	1,804,415
		8,866,352
Construction & engineering: 7.33%
Arcosa, Inc.	24,611	3,575,732
Argan, Inc.	7,897	6,306,149
Construction Partners, Inc. Class A†	63,655	7,560,305
Legence Corp. Class A†	83,779	7,140,484
		24,582,670
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electrical equipment: 2.67%
American Superconductor Corp.†	46,074	$1,912,532
Amprius Technologies, Inc.†	127,923	1,773,013
Bloom Energy Corp. Class A†	17,396	5,265,769
		8,951,314
Ground transportation: 1.31%
Saia, Inc.†	10,464	4,407,018
Machinery: 5.42%
CECO Environmental Corp.†	65,295	5,924,868
ESCO Technologies, Inc.	5,441	1,904,568
Graham Corp.†	26,444	3,273,503
Helios Technologies, Inc.	22,928	2,046,324
RBC Bearings, Inc.†	7,800	5,023,668
		18,172,931
Marine transportation: 1.15%
Kirby Corp.†	28,395	3,860,868
Trading companies & distributors: 4.48%
Applied Industrial Technologies, Inc.	15,433	5,218,669
SiteOne Landscape Supply, Inc.†	25,244	2,888,166
Xometry, Inc. Class A†	71,474	6,898,670
		15,005,505
Information technology: 23.57%
Communications equipment: 2.24%
Applied Optoelectronics, Inc.†	9,942	1,473,007
Viavi Solutions, Inc.†	126,195	6,025,811
		7,498,818
Electronic equipment, instruments & components: 8.99%
Advanced Energy Industries, Inc.	7,033	2,622,395
Fabrinet†	12,177	6,844,448
Frequency Electronics, Inc.†	25,395	1,684,958
Mirion Technologies, Inc. Class A†	228,613	4,099,031
Novanta, Inc.†	5,552	900,757
Novanta, Inc. London Stock Exchange†	32,042	5,198,494
Plexus Corp.†	14,023	4,216,295
Sanmina Corp.†	18,111	4,583,532
		30,149,910
IT services: 1.78%
DigitalOcean Holdings, Inc.†	37,926	5,955,520
Semiconductors & semiconductor equipment: 6.21%
Axcelis Technologies, Inc.†	4,900	928,305
AXT, Inc.†	6,987	503,623
Impinj, Inc.†	17,901	2,563,960
MaxLinear, Inc.†	17,622	2,256,145
The accompanying notes are an integral part of these financial statements.
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Power Integrations, Inc.	31,015	$2,597,816
Semtech Corp.†	48,469	7,844,708
SiTime Corp.†	2,570	1,916,089
Ultra Clean Holdings, Inc.†	15,453	2,203,443
		20,814,089
Software: 4.35%
Cipher Digital, Inc.†	74,836	1,833,482
Core Scientific, Inc.†	70,160	1,795,395
Hut 8 Corp.†	17,675	2,040,490
JFrog Ltd.†	64,648	5,875,210
Riot Platforms, Inc.†	58,734	1,608,137
ServiceTitan, Inc. Class A†	20,059	1,418,372
		14,571,086
Utilities: 1.75%
Independent power and renewable electricity producers: 1.75%
Talen Energy Corp.†	15,270	5,867,650
Total common stocks (Cost $223,011,663)		327,241,823

		Yield
Short-term investments: 2.39%
Investment companies: 2.39%
Allspring Government Money Market Fund Select Class♠∞		3.57%	8,011,583	8,011,583
Total short-term investments (Cost $8,011,583)				8,011,583
Total investments in securities (Cost $231,023,246)	100.03%			335,253,406
Other assets and liabilities, net	(0.03)			(89,036)
Total net assets	100.00%			$335,164,370

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,283,985	$52,543,448	$(47,815,850)	$0	$0	$8,011,583	8,011,583	$101,732
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 5

Statement of assets and liabilities—June 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $223,011,663)	$327,241,823
Investments in affiliated securities, at value (cost $8,011,583)	8,011,583
Receivable for Fund shares sold	557,501
Receivable for dividends	8,232
Prepaid expenses and other assets	2,046
Total assets	335,821,185
Liabilities
Payable for Fund shares redeemed	341,887
Management fee payable	212,269
Distribution fee payable	58,917
Administration fees payable	21,227
Accrued expenses and other liabilities	22,515
Total liabilities	656,815
Total net assets	$335,164,370
Net assets consist of
Paid-in capital	$177,367,359
Total distributable earnings	157,797,011
Total net assets	$335,164,370
Computation of net asset value per share
Net assets–Class 1	$34,988,082
Shares outstanding–Class 1[1]	2,700,817
Net asset value per share–Class 1	$12.95
Net assets–Class 2	$300,176,288
Shares outstanding–Class 2[1]	25,008,638
Net asset value per share–Class 2	$12.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring VT Small Cap Growth Fund

Statement of operations—six months ended June 30, 2026 (unaudited)
Statement of operations
Investment income
Dividends	$103,660
Income from affiliated securities	101,732
Interest	1,114
Total investment income	206,506
Expenses
Management fee	1,170,409
Administration fees
Class 1	11,865
Class 2	105,176
Distribution fee
Class 2	326,870
Custody and accounting fees	6,089
Professional fees	21,120
Registration fees	12
Shareholder report expenses	11,821
Trustees’ fees and expenses	5,471
Other fees and expenses	5,453
Total expenses	1,664,286
Less: Fee waivers and/or expense reimbursements
Fund-level	(1)
Net expenses	1,664,285
Net investment loss	(1,457,779)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	24,975,151
Net change in unrealized gains (losses) on investments	44,871,784
Net realized and unrealized gains (losses) on investments	69,846,935
Net increase in net assets resulting from operations	$68,389,156
The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2026 (unaudited)		Year ended December 31, 2025
Operations
Net investment loss		$(1,457,779)		$(2,809,880)
Net realized gains on investments		24,975,151		30,139,281
Net change in unrealized gains (losses) on investments		44,871,784		(874,840)
Net increase in net assets resulting from operations		68,389,156		26,454,561
Distributions to shareholders from
Net investment income and net realized gains
Class 1		0		(1,402,434)
Class 2		0		(15,593,447)
Total distributions to shareholders		0		(16,995,881)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	260,053	2,958,908	304,834	3,015,714
Class 2	635,417	6,458,511	1,186,349	10,425,764
		9,417,419		13,441,478
Reinvestment of distributions
Class 1	0	0	145,180	1,402,434
Class 2	0	0	1,738,400	15,593,447
		0		16,995,881
Payment for shares redeemed
Class 1	(235,248)	(2,730,337)	(250,690)	(2,496,018)
Class 2	(2,052,795)	(21,355,897)	(6,794,287)	(63,458,000)
		(24,086,234)		(65,954,018)
Net decrease in net assets resulting from capital share transactions		(14,668,815)		(35,516,659)
Total increase (decrease) in net assets		53,720,341		(26,057,979)
Net assets
Beginning of period		281,444,029		307,502,008
End of period		$335,164,370		$281,444,029
The accompanying notes are an integral part of these financial statements.
8 | Allspring VT Small Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 1		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.35	$9.99	$8.39	$8.04	$14.76	$15.35
Net investment loss	(0.04)[1]	(0.07)[1]	(0.07)[1]	(0.05)[1]	(0.07)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	2.64	0.98	1.67	0.40	(4.92)	1.26
Total from investment operations	2.60	0.91	1.60	0.35	(4.99)	1.14
Distributions to shareholders from
Net realized gains	0.00	(0.55)	0.00	0.00	(1.73)	(1.73)
Net asset value, end of period	$12.95	$10.35	$9.99	$8.39	$8.04	$14.76
Total return[2]	25.12%	9.55%	19.07%	4.35%	(34.30)%	7.93%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.92%	0.92%	0.94%	0.92%
Net expenses	0.91%	0.91%	0.92%	0.92%	0.94%	0.92%
Net investment loss	(0.77)%	(0.74)%	(0.74)%	(0.61)%	(0.63)%	(0.78)%
Supplemental data
Portfolio turnover rate	37%	71%	79%	95%	61%	46%
Net assets, end of period (000s omitted)	$34,988	$27,699	$24,752	$20,725	$20,160	$35,204

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
Allspring VT Small Cap Growth Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
Class 2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.33	$7.86	$7.55	$14.04	$14.72
Net investment loss	(0.05)[1]	(0.09)[1]	(0.09)[1]	(0.07)[1]	(0.09)[1]	(0.14)
Net realized and unrealized gains (losses) on investments	2.45	0.91	1.56	0.38	(4.67)	1.19
Total from investment operations	2.40	0.82	1.47	0.31	(4.76)	1.05
Distributions to shareholders from
Net realized gains	0.00	(0.55)	0.00	0.00	(1.73)	(1.73)
Net asset value, end of period	$12.00	$9.60	$9.33	$7.86	$7.55	$14.04
Total return[2]	25.00%	9.25%	18.70%	4.11%	(34.42)%	7.64%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.17%	1.17%	1.19%	1.17%
Net expenses	1.16%	1.16%	1.17%	1.17%	1.19%	1.17%
Net investment loss	(1.02)%	(0.99)%	(0.99)%	(0.86)%	(0.87)%	(1.03)%
Supplemental data
Portfolio turnover rate	37%	71%	79%	95%	61%	46%
Net assets, end of period (000s omitted)	$300,176	$253,745	$282,750	$273,519	$264,938	$414,683

[1]	Calculated based upon average shares outstanding
[2]
Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized. Returns do not reflect fees and expenses charged pursuant to the terms of variable life insurance policies and variable annuity contracts.

The accompanying notes are an integral part of these financial statements.
10 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust. The Trust offers shares of the Fund to separate accounts of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance policies.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring VT Small Cap Growth Fund | 11

Notes to financial statements (unaudited)
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $231,157,229 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$110,064,303
Gross unrealized losses	(5,968,126)
Net unrealized gains	$104,096,177
Class allocations
The separate classes of shares offered by the Fund differ principally in distribution fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$14,312,987	$0	$0	$14,312,987
Consumer staples	9,841,370	0	0	9,841,370
Energy	1,555,792	0	0	1,555,792
Financials	21,147,328	0	0	21,147,328
Health care	78,375,224	0	0	78,375,224
Industrials	117,152,049	0	0	117,152,049
Information technology	78,989,423	0	0	78,989,423
Utilities	5,867,650	0	0	5,867,650
Short-term investments
Investment companies	8,011,583	0	0	8,011,583
Total assets	$335,253,406	$0	$0	$335,253,406
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
12 | Allspring VT Small Cap Growth Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $1 billion	0.675
Next $2 billion	0.650
Next $5 billion	0.640
Over $10 billion	0.630
For the six months ended June 30, 2026, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of each class and generally paid monthly.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through April 30, 2027 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class 1	0.95%
Class 2	1.20
Distribution fee
The Trust has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class 2 shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.25% of the average daily net assets of Class 2 shares. Such fees are generally paid on a monthly basis.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2026 were $108,543,773 and $130,277,249, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring VT Small Cap Growth Fund | 13

Notes to financial statements (unaudited)
For the six months ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
14 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring VT Small Cap Growth Fund | 15

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

16 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Variable Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring VT Small Cap Growth Fund (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring VT Small Cap Growth Fund | 17

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2025. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund was higher than the average investment performance of the Universe for the one- and ten-year periods under review, and lower than the average investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Russell 2000® Growth Index, for the ten-year period under review and lower than the investment performance of its benchmark index for the one-, three- and five-year periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising the expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not the class level.
Among other information reviewed by the Board was a comparison of the Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

18 | Allspring VT Small Cap Growth Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to the Fund and shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring VT Small Cap Growth Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors:  1-800-260-5969
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3003 06-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that Allspring Variable Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Variable Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 21, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: August 21, 2026